Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The table below sets forth the Company’s Pay versus Performance disclosure:

Year[1]	Summary compensation table total for PEO ($)	Compensation actually paid to PEO[2] ($)	Average summary compensation table total for non-PEO named executive officers ($)	Average compensation actually paid to non-PEO named executive officers[3] ($)	Value of initial fixed $100 investment based on:		Net income ($ in millions)	Adjusted earnings, excluding reportable catastrophes, per diluted share[5] ($)
					Total shareholder return ($)	Peer group total shareholder return[4] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	8,372,281	4,698,824	3,239,523	1,610,161	100.90	130.65	276.60	13.61
2021	11,504,780	11,521,642	3,887,015	4,029,346	123.55	119.13	1,361.80	12.28
2020	11,855,966	12,716,846	3,622,320	4,040,321	106.09	81.72	441.70	10.49

Named Executive Officers, Footnote [Text Block]	The PEOs were as follows: Keith W. Demmings in 2022; and Alan B. Colberg in 2021 and 2020. The NEOs were as follows: Richard S. Dziadzio, Robert A. Lonergan, Keith R. Meier, and Francesca L. Luthi in 2022; and Richard S. Dziadzio, Gene E. Mergelmeyer, Keith W. Demmings, and Francesca L. Luthi in 2021 and 2020.
PEO Total Compensation Amount	$ 8,372,281	$ 11,504,780	$ 11,855,966
PEO Actually Paid Compensation Amount	$ 4,698,824	11,521,642	12,716,846
Adjustment To PEO Compensation, Footnote [Text Block]	No awards granted to the PEOs during the period failed to meet vesting conditions. The table below details the adjustments made to the summary compensation table total to calculate the compensation actually paid to the PEO for each year:

Year	Summary compensation table total for PEO ($)	Stock awards and option awards columns of the summary compensation table ($)	Fair value of equity awards granted in year that remained outstanding and unvested as of year-end ($)	Change in fair value of the equity awards granted before year that are outstanding and unvested as of year-end ($)	Fair value of the awards that were granted and vested in year ($)	Change in fair value of all the equity awards granted before year that vested in year ($)	Aggregate change in pension benefits ($)	Pension “service cost” for year ($)	Compensation actually paid to PEO ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2022	8,372,281	(5,924,103)	3,671,173	(1,429,775)	—	9,248	—	—	4,698,824
2021	11,504,780	(7,273,698)	8,084,327	137,321	—	(931,088)	—	—	11,521,642
2020	11,855,966	(7,326,852)	11,957,536	(243,381)	—	(3,526,423)	—	—	12,716,846

Non-PEO NEO Average Total Compensation Amount	$ 3,239,523	3,887,015	3,622,320
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,610,161	4,029,346	4,040,321
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	No awards granted to the NEOs during the period failed to meet vesting conditions. The table below details the adjustments made to the summary compensation table total for the NEOs to calculate the average compensation actually paid to the NEOs for each year:

Year	Average summary compensation table total for non-PEO named executive officers ($)	Average stock awards and option awards columns of the summary compensation table ($)	Average fair value of equity awards granted in year that remained outstanding and unvested as of year-end ($)	Average change in fair value of the equity awards granted before year that are outstanding and unvested as of year-end ($)	Average fair value of the awards that were granted and vested in year ($)	Average change in fair value of all the equity awards granted before year that vested in year ($)	Average aggregate change in pension benefits ($)	Average pension “service cost” for year ($)	Average summary compensation table total for non-PEO named executive officers ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2022	3,239,523	(2,034,001)	1,251,264	(884,730)	—	38,105	—	—	1,610,161
2021	3,887,015	(2,040,398)	2,212,962	161,712	—	(191,945)	—	—	4,029,346
2020	3,622,320	(1,757,398)	2,826,519	(24,686)	—	(626,434)	—	—	4,040,321

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below represents the relationship between the CAP of the principal executive officer (the CEO, referred to as “PEO” in this section) and the NEOs with the Company’s TSR and a comparison of the Company’s TSR to the cumulative TSR of the peer group included in its Form 10-K:

[1] Certain measures are non-GAAP. A reconciliation of these non-GAAP measures to their most comparable GAAP measures can be found in Appendix A hereto.

Compensation Actually Paid vs. Net Income [Text Block]	The graph below represents the relationship between the CAP of our PEO and NEOs with the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below represents the relationship between the CAP of our PEO and NEOs with the Company’s Company Selected Measure, Adjusted earnings, excluding reportable catastrophes, per diluted share:
Total Shareholder Return Vs Peer Group [Text Block]
The graph below represents the relationship between the CAP of the principal executive officer (the CEO, referred to as “PEO” in this section) and the NEOs with the Company’s TSR and a comparison of the Company’s TSR to the cumulative TSR of the peer group included in its Form 10-K:

[1] Certain measures are non-GAAP. A reconciliation of these non-GAAP measures to their most comparable GAAP measures can be found in Appendix A hereto.

Tabular List [Table Text Block]

Tabular List of Performance Measures[1]
Adjusted earnings, excluding reportable catastrophes, per diluted share
Adjusted EBITDA, excluding reportable catastrophes
Relative TSR
Net earned premiums, fees and other income

Total Shareholder Return Amount	$ 100.90	123.55	106.09
Peer Group Total Shareholder Return Amount	130.65	119.13	81.72
Net Income (Loss)	$ 276,600,000	$ 1,361,800,000	$ 441,700,000
Company Selected Measure Amount | $ / shares	13.61	12.28	10.49
PEO Name	Keith W. Demmings	Alan B. Colberg	Alan B. Colberg
Additional 402(v) Disclosure [Text Block]	Refers to the S&P 500 Multi-Line Insurance Index included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities—Stock Performance Graph” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, 2021 and 2020.Represents a non-GAAP measure. A reconciliation of this non-GAAP measure to its most comparable GAAP measure can be found in Appendix A hereto.
PEO [Member] | Adjustment, Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,924,103)	$ (7,273,698)	$ (7,326,852)
PEO [Member] | Adjustment, Equity Awards Granted During The Year That Remained Outstanding And Unvested As Of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,671,173	8,084,327	11,957,536
PEO [Member] | Adjustment, Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,429,775)	137,321	(243,381)
PEO [Member] | Adjustment, Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,248	(931,088)	(3,526,423)
PEO [Member] | Adjustment, Aggregate Change In Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Pension Service Cost During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted earnings, excluding reportable catastrophes, per diluted share
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA, excluding reportable catastrophes
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net earned premiums, fees and other income
Non-PEO NEO [Member] | Adjustment, Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,034,001)	(2,040,398)	(1,757,398)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During The Year That Remained Outstanding And Unvested As Of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,251,264	2,212,962	2,826,519
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(884,730)	161,712	(24,686)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,105	(191,945)	(626,434)
Non-PEO NEO [Member] | Adjustment, Aggregate Change In Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Pension Service Cost During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0